OPERATING SEGMENTS INFORMATION - Major Customers Representing at Least 10 Percent of Net Revenue (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A
Disclosure of major customers [line items]
Revenue	$ 726,974.3	$ 352,271.2
Percentage of entity's revenue	19.00%	12.00%
Customer B
Disclosure of major customers [line items]
Revenue	$ 645,178.7	$ 624,345.5	$ 546,550.9
Percentage of entity's revenue	17.00%	22.00%	25.00%
Customer C
Disclosure of major customers [line items]
Revenue			$ 241,152.4
Percentage of entity's revenue			11.00%